Quarterly Report
December 31, 2020
MFS®  Total Return Fund
MTR-Q1

Portfolio of Investments
12/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 58.7%
Aerospace – 2.4%
Honeywell International, Inc.	452,586	$96,265,042
L3Harris Technologies, Inc.	190,970	36,097,149
Lockheed Martin Corp.	80,671	28,636,592
Northrop Grumman Corp.	110,908	33,795,886
		$194,794,669
Alcoholic Beverages – 0.4%
Diageo PLC	832,419	$32,898,100
Automotive – 1.1%
Aptiv PLC	138,838	$18,089,203
Lear Corp.	303,387	48,247,635
LKQ Corp. (a)	633,760	22,333,702
		$88,670,540
Broadcasting – 0.1%
Omnicom Group, Inc.	119,721	$7,466,999
Brokerage & Asset Managers – 3.2%
BlackRock, Inc.	37,447	$27,019,508
Blackstone Group, Inc.	374,559	24,275,169
Cboe Global Markets, Inc.	279,238	26,002,642
Charles Schwab Corp.	2,045,690	108,503,398
Invesco Ltd.	1,108,111	19,314,375
NASDAQ, Inc.	195,862	25,998,722
T. Rowe Price Group, Inc.	161,053	24,381,814
		$255,495,628
Business Services – 2.9%
Accenture PLC, “A”	310,835	$81,193,211
Amdocs Ltd.	476,695	33,811,976
Equifax, Inc.	153,828	29,664,192
Fidelity National Information Services, Inc.	313,942	44,410,235
Fiserv, Inc. (a)	385,407	43,882,441
		$232,962,055
Cable TV – 2.1%
Comcast Corp., “A”	3,317,165	$173,819,446
Chemicals – 1.2%
3M Co.	230,494	$40,288,046
PPG Industries, Inc.	407,580	58,781,188
		$99,069,234
Computer Software – 2.8%
Adobe Systems, Inc. (a)	70,957	$35,487,015
Microsoft Corp.	731,894	162,787,863
Oracle Corp.	450,558	29,146,597
		$227,421,475
Computer Software - Systems – 0.3%
Apple, Inc.	172,406	$22,876,552

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.5%
Masco Corp.	1,164,097	$63,943,848
Otis Worldwide Corp.	186,822	12,619,826
Stanley Black & Decker, Inc.	157,680	28,155,341
Vulcan Materials Co.	111,404	16,522,327
		$121,241,342
Consumer Products – 0.8%
Colgate-Palmolive Co.	429,929	$36,763,229
Kimberly-Clark Corp.	210,123	28,330,884
		$65,094,113
Electrical Equipment – 1.0%
Johnson Controls International PLC	1,670,087	$77,809,353
Electronics – 3.2%
Applied Materials, Inc.	399,130	$34,444,919
Intel Corp.	1,302,349	64,883,027
NXP Semiconductors N.V.	220,380	35,042,624
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	493,957	53,861,071
Texas Instruments, Inc.	416,467	68,354,729
		$256,586,370
Energy - Independent – 0.9%
ConocoPhillips	467,278	$18,686,447
Hess Corp.	563,917	29,769,178
Pioneer Natural Resources Co.	93,050	10,597,465
Valero Energy Corp.	221,303	12,519,111
		$71,572,201
Food & Beverages – 2.4%
Archer Daniels Midland Co.	565,318	$28,497,680
Danone S.A.	423,661	27,824,319
General Mills, Inc.	460,281	27,064,523
J.M. Smucker Co.	131,199	15,166,604
Mondelez International, Inc.	379,661	22,198,779
Nestle S.A.	382,649	45,063,803
PepsiCo, Inc.	179,632	26,639,426
		$192,455,134
Food & Drug Stores – 0.6%
Wal-Mart Stores, Inc.	337,628	$48,669,076
Health Maintenance Organizations – 1.5%
Cigna Corp.	602,540	$125,436,777
Insurance – 3.2%
Aon PLC	314,745	$66,496,176
Chubb Ltd.	498,711	76,761,597
Marsh & McLennan Cos., Inc.	215,556	25,220,052
Reinsurance Group of America, Inc.	130,120	15,080,908
Travelers Cos., Inc.	339,718	47,686,216
Willis Towers Watson PLC	118,975	25,065,653
		$256,310,602
Internet – 0.4%
Alphabet, Inc., “A” (a)	18,324	$32,115,375

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.4%
Electronic Arts, Inc.	218,028	$31,308,821
Machinery & Tools – 2.4%
Caterpillar, Inc.	190,937	$34,754,353
Eaton Corp. PLC	865,010	103,922,301
Ingersoll Rand, Inc. (a)	665,507	30,320,499
Trane Technologies PLC	197,098	28,610,746
		$197,607,899
Major Banks – 5.1%
Bank of America Corp.	2,871,167	$87,025,072
Goldman Sachs Group, Inc.	569,772	150,254,574
JPMorgan Chase & Co.	1,033,894	131,376,911
PNC Financial Services Group, Inc.	273,448	40,743,752
		$409,400,309
Medical & Health Technology & Services – 1.2%
McKesson Corp.	278,953	$48,515,506
Quest Diagnostics, Inc.	411,621	49,052,874
		$97,568,380
Medical Equipment – 3.2%
Becton, Dickinson and Co.	114,305	$28,601,397
Danaher Corp.	372,843	82,823,344
Medtronic PLC	796,866	93,344,883
Thermo Fisher Scientific, Inc.	122,110	56,876,396
		$261,646,020
Metals & Mining – 0.2%
Rio Tinto PLC	243,877	$18,242,548
Natural Gas - Distribution – 0.1%
Sempra Energy	86,371	$11,004,529
Natural Gas - Pipeline – 0.3%
Enterprise Products Partners LP	1,262,535	$24,733,061
Other Banks & Diversified Financials – 2.3%
Northern Trust Corp.	280,233	$26,100,902
Truist Financial Corp.	2,105,971	100,939,190
U.S. Bancorp	1,224,071	57,029,468
		$184,069,560
Pharmaceuticals – 4.1%
Bayer AG	248,350	$14,610,072
Eli Lilly & Co.	214,640	36,239,818
Johnson & Johnson	971,292	152,861,935
Merck & Co., Inc.	1,026,914	84,001,565
Roche Holding AG	122,314	42,691,772
		$330,405,162
Railroad & Shipping – 1.2%
Union Pacific Corp.	447,397	$93,157,003
Real Estate – 0.5%
Public Storage, Inc., REIT	56,478	$13,042,464
STORE Capital Corp., REIT	925,470	31,447,471
		$44,489,935

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 0.7%
Axalta Coating Systems Ltd. (a)	888,558	$25,368,331
DuPont de Nemours, Inc.	421,614	29,980,971
		$55,349,302
Specialty Stores – 1.0%
Home Depot, Inc.	115,862	$30,775,265
Target Corp.	267,557	47,231,837
		$78,007,102
Telecommunications - Wireless – 0.4%
T-Mobile USA, Inc. (a)	249,448	$33,638,063
Tobacco – 1.0%
Philip Morris International, Inc.	1,005,265	$83,225,889
Trucking – 0.2%
United Parcel Service, Inc., “B”	114,740	$19,322,216
Utilities - Electric Power – 2.4%
Duke Energy Corp.	718,530	$65,788,607
Exelon Corp.	802,318	33,873,866
PG&E Corp. (a)	1,386,919	17,281,011
Pinnacle West Capital Corp.	228,504	18,268,895
Southern Co.	919,089	56,459,637
		$191,672,016
Total Common Stocks		$4,747,612,856
Bonds – 38.9%
Aerospace – 0.3%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$3,450,000	$3,906,374
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,837,000	2,042,749
L3Harris Technologies, Inc., 3.85%, 6/15/2023	7,508,000	8,109,258
Raytheon Technologies Corp., 4.125%, 11/16/2028	5,363,000	6,390,739
		$20,449,120
Apparel Manufacturers – 0.0%
NIKE, Inc., “B”, 3.25%, 3/27/2040	$2,738,000	$3,180,342
Asset-Backed & Securitized – 4.3%
ALM Loan Funding, CLO, 2013-7R2A, “A1B2”, FLR, 1.636% (LIBOR - 3mo. + 1.4%), 10/15/2027 (n)	$13,305,000	$13,014,658
Arbor Realty Trust, Inc., CLO, 2020-FL1, “AS”, FLR, 1.559% (LIBOR - 1mo. + 1.4%), 2/15/2035 (n)	3,610,000	3,560,543
AREIT CRE Trust, 2018-CRE2, “A”, FLR, 1.133% (LIBOR - 1mo. + 0.98%), 11/14/2035 (n)	4,723,477	4,676,705
AREIT CRE Trust, 2019-CRE3, “AS”, FLR, 1.453% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	10,151,500	9,949,231
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	11,630,000	11,936,865
Bancorp Commercial Mortgage Trust, 2018-CRE4, “A”, FLR, 1.059% (LIBOR - 1mo. + 0.9%), 9/15/2035 (n)	346,377	343,676
Bancorp Commercial Mortgage Trust, 2019-CRE6, “AS”, FLR, 1.458% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	10,512,013	10,143,283
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.746% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	2,056,207	2,137,839
BDS Ltd., 2019-FL4, “A”, FLR, 1.253% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	7,275,500	7,266,406
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	1,666,187	1,683,170
Commercial Mortgage Pass-Through Certificates, 2019-BN17, “A4”, 3.714%, 4/15/2052	8,356,000	9,695,341
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	7,000,000	7,669,442
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,641,397	10,784,840
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	11,000,000	12,303,216
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,534,308	6,091,059
Cutwater Ltd., 2015-1A, “AR”, FLR, 1.457% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	13,029,243	12,977,504
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 1.137% (LIBOR - 3mo. + 0.9%), 4/15/2029 (n)	8,528,000	8,482,128
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 1.256% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	11,647,598	11,579,203

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Exantas Capital Corp. CLO Ltd., 2019-RS07, “A”, FLR, 1.153% (LIBOR - 1mo. + 1%), 4/15/2036 (n)	$872,141	$861,042
Exeter Automobile Receivables Trust, 2020-1, 2.26%, 4/15/2024 (n)	2,195,000	2,225,221
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 1.737% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	3,980,000	3,989,950
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.495% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	4,954,000	4,914,972
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	1,912,753	1,933,246
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	487,692	511,084
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	10,734,280	11,850,356
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.047%, 11/10/2052	6,631,389	7,419,368
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	13,361,337	14,557,559
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 1.252% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)	6,595,500	6,583,371
Magnetite XVI Ltd., 2015-16A, “AR”, FLR, 1.018% (LIBOR - 3mo. + 0.8%), 1/18/2028 (n)	4,933,135	4,899,205
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.278% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)	13,400,000	13,274,938
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “A”, FLR, 1.858% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	5,349,000	5,353,579
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	4,195,516	4,762,513
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	3,903,759	4,427,193
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 2.018% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	13,096,831	13,128,473
Neuberger Berman CLO Ltd., 2015-20, “AR”, FLR, 1.036% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)	5,106,610	5,079,024
Oaktree CLO Ltd., 2015-1A, “A2AR”, FLR, 1.568% (LIBOR - 3mo. + 1.35%), 10/20/2027 (n)	2,435,945	2,414,004
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	305,566	310,414
Santander Retail Auto Lease Trust, 2020-A, “B”, 1.88%, 3/20/2024 (n)	4,984,000	5,117,423
Sound Point CLO Ltd., 2015-3A, “AR”, FLR, 1.108% (LIBOR - 3mo. + 0.89%), 1/20/2028 (n)	1,255,425	1,253,510
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	8,990,000	10,443,265
UBS Commercial Mortgage Trust, 2019-C16, “A4”, 3.605%, 4/15/2052	30,000,000	34,216,488
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 10/15/2052	7,465,644	8,175,974
Venture Corp. Ltd., FLR, 1.424% (LIBOR - 3mo. + 1.2%), 2/28/2026 (n)	14,050,000	13,974,256
Verizon Owner Trust, 2020-A, “B”, 1.98%, 7/22/2024	7,967,000	8,227,311
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	3,483,900	3,494,431
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	6,507,931	7,109,413
		$344,802,692
Automotive – 0.8%
General Motors Co., 6.75%, 4/01/2046	$3,268,000	$4,714,248
General Motors Financial Co., Inc., 4.35%, 4/09/2025	1,891,000	2,110,706
General Motors Financial Co., Inc., 2.75%, 6/20/2025	3,662,000	3,915,010
Hyundai Capital America, 2.65%, 2/10/2025 (n)	3,356,000	3,554,826
Hyundai Capital America, 3%, 2/10/2027 (n)	5,731,000	6,219,075
Lear Corp., 3.8%, 9/15/2027	7,427,000	8,328,599
Lear Corp., 4.25%, 5/15/2029	2,779,000	3,174,079
Magna International, Inc., 2.45%, 6/15/2030	7,852,000	8,441,645
Toyota Motor Credit Corp., 3.375%, 4/01/2030	4,000,000	4,677,227
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	13,974,000	15,359,363
		$60,494,778
Broadcasting – 0.2%
RELX Capital, Inc., 3%, 5/22/2030	$2,209,000	$2,451,613
Walt Disney Co., 3.5%, 5/13/2040	5,166,000	6,064,183
Walt Disney Co., 3.6%, 1/13/2051	3,172,000	3,842,890
		$12,358,686
Brokerage & Asset Managers – 0.4%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$2,227,000	$2,312,922
E*TRADE Financial Corp., 4.5%, 6/20/2028	3,325,000	3,995,708
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	1,220,000	1,259,382
Intercontinental Exchange, Inc., 4%, 10/15/2023	2,971,000	3,264,683
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	7,617,000	7,968,144
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	2,267,000	2,285,333
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	4,549,000	4,707,999
Raymond James Financial, Inc., 4.95%, 7/15/2046	6,556,000	8,970,523
		$34,764,694

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 0.2%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$3,379,000	$4,251,566
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	2,740,000	3,103,589
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	803,000	859,166
Masco Corp., 4.375%, 4/01/2026	5,605,000	6,579,455
Vulcan Materials Co., 3.5%, 6/01/2030	1,366,000	1,568,174
		$16,361,950
Business Services – 0.5%
Equinix, Inc., 2.625%, 11/18/2024	$9,891,000	$10,571,823
Equinix, Inc., 1.8%, 7/15/2027	6,440,000	6,626,519
Fiserv, Inc., 2.65%, 6/01/2030	1,526,000	1,650,111
Fiserv, Inc., 4.4%, 7/01/2049	5,204,000	6,958,593
Tencent Holdings Ltd., 2.39%, 6/03/2030 (n)	5,676,000	5,819,035
Verisk Analytics, Inc., 4.125%, 3/15/2029	7,699,000	9,247,790
		$40,873,871
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$5,325,000	$6,186,859
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	1,523,000	1,898,054
Comcast Corp., 2.8%, 1/15/2051	3,299,000	3,429,252
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	4,721,000	4,713,313
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	7,170,000	11,084,761
		$27,312,239
Chemicals – 0.1%
Sherwin-Williams Co., 4.5%, 6/01/2047	$5,394,000	$7,203,347
Computer Software – 0.2%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$5,910,000	$6,977,081
Microsoft Corp., 2.525%, 6/01/2050	6,521,000	6,862,837
		$13,839,918
Computer Software - Systems – 0.2%
Apple, Inc., 2.85%, 5/11/2024	$6,746,000	$7,272,328
Apple, Inc., 2.05%, 9/11/2026	1,349,000	1,442,146
Apple, Inc., 3.35%, 2/09/2027	1,814,000	2,068,627
Apple, Inc., 3.85%, 5/04/2043	5,286,000	6,667,995
		$17,451,096
Conglomerates – 0.4%
Carrier Global Corp., 3.377%, 4/05/2040	$10,351,000	$11,293,409
Roper Technologies, Inc., 4.2%, 9/15/2028	2,666,000	3,178,397
Roper Technologies, Inc., 2.95%, 9/15/2029	1,686,000	1,851,384
Roper Technologies, Inc., 2%, 6/30/2030	5,392,000	5,508,169
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	1,213,000	1,327,289
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	2,874,000	3,100,031
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	6,210,000	7,364,572
		$33,623,251
Consumer Products – 0.2%
Estee Lauder Cos., Inc., 2.6%, 4/15/2030	$3,262,000	$3,580,828
Kimberly-Clark Corp., 3.1%, 3/26/2030	902,000	1,038,177
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	6,003,000	6,462,599
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	6,336,000	6,775,090
		$17,856,694

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.7%
Amazon.com, Inc., 2.5%, 6/03/2050	$5,656,000	$5,856,692
Booking Holdings, Inc., 2.75%, 3/15/2023	11,638,000	12,205,865
Booking Holdings, Inc., 4.5%, 4/13/2027	1,631,000	1,944,151
Experian Finance PLC, 4.25%, 2/01/2029 (n)	5,108,000	6,146,809
IHS Markit Ltd., 3.625%, 5/01/2024	1,224,000	1,335,115
IHS Markit Ltd., 4.75%, 2/15/2025 (n)	1,976,000	2,267,657
IHS Markit Ltd., 4%, 3/01/2026 (n)	5,987,000	6,858,707
IHS Markit Ltd., 4.25%, 5/01/2029	1,836,000	2,230,483
Visa, Inc., 3.15%, 12/14/2025	14,802,000	16,602,024
Western Union Co., 2.85%, 1/10/2025	2,040,000	2,191,100
		$57,638,603
Electronics – 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	$9,409,000	$10,366,484
Broadcom, Inc., 4.25%, 4/15/2026	4,336,000	4,966,852
Broadcom, Inc., 4.15%, 11/15/2030	2,117,000	2,447,176
Broadcom, Inc., 4.3%, 11/15/2032	5,509,000	6,526,788
Intel Corp., 4.75%, 3/25/2050	7,529,000	10,489,063
		$34,796,363
Energy - Integrated – 0.2%
BP Capital Markets PLC, 4.742%, 3/11/2021	$4,892,000	$4,931,574
Eni S.p.A., 4.75%, 9/12/2028 (n)	5,928,000	7,245,802
Total Capital International S.A., 3.127%, 5/29/2050	6,133,000	6,634,149
		$18,811,525
Financial Institutions – 0.3%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	$1,093,000	$1,192,881
AerCap Ireland Capital DAC, 3.65%, 7/21/2027	8,502,000	9,262,018
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	2,464,000	2,668,531
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	2,571,000	2,622,257
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	8,053,000	8,781,697
		$24,527,384
Food & Beverages – 0.6%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$5,850,000	$9,899,440
Constellation Brands, Inc., 3.5%, 5/09/2027	9,893,000	11,156,721
Diageo Capital PLC, 2.375%, 10/24/2029	9,244,000	9,946,328
General Mills, Inc., 4%, 4/17/2025	7,528,000	8,508,779
General Mills, Inc., 2.875%, 4/15/2030	1,554,000	1,722,144
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	1,270,000	1,437,163
Keurig Dr Pepper, Inc., 3.8%, 5/01/2050	2,592,000	3,098,869
Mondelez International, Inc., 1.5%, 2/04/2031	1,803,000	1,780,259
Mondelez International, Inc., 2.625%, 9/04/2050	1,761,000	1,772,107
PepsiCo, Inc., 3.5%, 3/19/2040	2,018,000	2,417,254
		$51,739,064
Gaming & Lodging – 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$5,487,000	$6,384,783
Las Vegas Sands Corp., 3.9%, 8/08/2029	3,182,000	3,420,432
Marriott International, Inc., 4%, 4/15/2028	6,516,000	7,204,992
Marriott International, Inc., 4.625%, 6/15/2030	900,000	1,055,594
		$18,065,801
Insurance – 0.3%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$2,277,000	$2,550,937
American International Group, Inc., 4.875%, 6/01/2022	10,460,000	11,097,350
American International Group, Inc., 3.75%, 7/10/2025	7,000,000	7,862,956
		$21,511,243

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 0.2%
UnitedHealth Group, Inc., 3.75%, 7/15/2025	$9,796,000	$11,158,665
UnitedHealth Group, Inc., 3.5%, 8/15/2039	1,303,000	1,547,989
		$12,706,654
Insurance - Property & Casualty – 0.3%
Aon Corp., 3.75%, 5/02/2029	$8,112,000	$9,459,025
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	3,261,000	3,819,739
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	3,352,000	4,006,844
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	2,844,000	3,823,157
		$21,108,765
International Market Quasi-Sovereign – 0.1%
Temasek Financial I Ltd. (Republic of Singapore), 2.375%, 1/23/2023 (n)	$10,140,000	$10,552,177
Internet – 0.0%
Alphabet, Inc., 1.9%, 8/15/2040	$3,375,000	$3,307,192
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$5,788,000	$6,348,140
CNH Industrial Capital LLC, 1.875%, 1/15/2026	1,600,000	1,675,212
		$8,023,352
Major Banks – 2.0%
Bank of America Corp., 4.1%, 7/24/2023	$7,970,000	$8,721,966
Bank of America Corp., 3.004%, 12/20/2023	1,833,000	1,930,152
Bank of America Corp., 4.125%, 1/22/2024	10,657,000	11,832,608
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	5,404,000	5,948,171
Bank of America Corp., 3.5%, 4/19/2026	8,997,000	10,194,159
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR + 1.93%) to 6/19/2041	7,032,000	7,315,423
Bank of New York Mellon Corp., 1.6%, 4/24/2025	6,487,000	6,780,658
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	10,118,000	10,882,516
JPMorgan Chase & Co., 3.2%, 1/25/2023	14,643,000	15,500,438
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	16,313,000	18,752,859
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR + 2.515%) to 5/13/2031	1,989,000	2,180,413
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR + 2.46%) to 4/22/2041	10,109,000	11,283,251
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	3,658,000	4,603,503
Morgan Stanley, 3.125%, 1/23/2023	1,002,000	1,057,424
Morgan Stanley, 3.875%, 4/29/2024	6,520,000	7,217,654
Morgan Stanley, 4%, 7/23/2025	2,939,000	3,364,118
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR + 1.143%) to 1/22/2031	14,836,000	16,096,888
PNC Bank N.A., 2.7%, 10/22/2029	2,565,000	2,803,061
Royal Bank of Canada, 1.15%, 6/10/2025	9,783,000	9,994,907
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.6%) to 3/30/2026	1,443,000	1,571,584
		$158,031,753
Medical & Health Technology & Services – 0.7%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$944,000	$1,005,388
Alcon, Inc., 3.8%, 9/23/2049 (n)	4,915,000	5,788,189
Becton, Dickinson and Co., 3.125%, 11/08/2021	3,168,000	3,238,185
Becton, Dickinson and Co., 4.669%, 6/06/2047	5,897,000	7,730,686
Cigna Corp., 3.2%, 3/15/2040	1,953,000	2,138,667
HCA, Inc., 5.125%, 6/15/2039	7,327,000	9,364,108
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022	1,494,000	1,538,434
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	5,294,000	6,938,410
Northwell Healthcare, Inc., 3.979%, 11/01/2046	520,000	595,173
Northwell Healthcare, Inc., 4.26%, 11/01/2047	4,156,000	4,978,250
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	4,278,000	4,767,824

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027	$7,755,000	$8,714,156
		$56,797,470
Medical Equipment – 0.2%
Boston Scientific Corp., 3.75%, 3/01/2026	$8,132,000	$9,226,473
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	7,149,000	7,895,311
		$17,121,784
Metals & Mining – 0.2%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	$3,383,000	$4,306,220
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	9,564,000	9,995,405
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	4,071,000	4,402,583
		$18,704,208
Midstream – 0.6%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$5,271,000	$5,865,177
Enbridge, Inc., 2.5%, 1/15/2025	3,348,000	3,584,152
Enterprise Products Operating LLC, 4.2%, 1/31/2050	2,777,000	3,256,848
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	5,700,000	6,224,625
ONEOK, Inc., 4.95%, 7/13/2047	7,952,000	8,871,489
Plains All American Pipeline LP, 3.8%, 9/15/2030	5,546,000	5,959,071
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	7,216,000	8,505,279
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030 (n)	1,825,000	2,162,057
Spectra Energy Partners LP, 3.375%, 10/15/2026	2,932,000	3,286,121
		$47,714,819
Mortgage-Backed – 11.9%
Fannie Mae, 6%, 1/01/2021 - 7/01/2037	$5,874,131	$6,825,211
Fannie Mae, 2.73%, 4/01/2023	597,009	619,819
Fannie Mae, 2.41%, 5/01/2023	905,617	936,274
Fannie Mae, 2.55%, 5/01/2023	850,950	881,978
Fannie Mae, 2.59%, 5/01/2023	896,156	929,543
Fannie Mae, 2.62%, 5/01/2023	594,704	617,165
Fannie Mae, 5.25%, 8/01/2024	915,437	1,022,927
Fannie Mae, 5%, 3/25/2025 - 3/01/2042	7,666,554	8,855,599
Fannie Mae, 3.5%, 5/25/2025 - 7/01/2046	57,169,119	61,841,949
Fannie Mae, 2.7%, 7/01/2025	1,007,000	1,091,144
Fannie Mae, 3.43%, 6/01/2026	1,114,461	1,244,909
Fannie Mae, 4.54%, 7/01/2026	931,197	1,063,753
Fannie Mae, 2.28%, 11/01/2026	1,330,480	1,426,490
Fannie Mae, 2.583%, 12/25/2026	4,588,000	5,032,922
Fannie Mae, 3.95%, 1/01/2027	897,129	1,027,540
Fannie Mae, 3%, 11/01/2028 - 9/01/2050	52,638,208	55,970,109
Fannie Mae, 4.96%, 6/01/2030	482,839	576,307
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	2,249,847	2,605,175
Fannie Mae, 2.5%, 11/01/2031 - 12/01/2050	20,215,029	21,377,365
Fannie Mae, 5.5%, 2/01/2033 - 4/01/2040	10,695,156	12,370,243
Fannie Mae, 3%, 2/25/2033 (i)	1,292,362	137,181
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	21,252,274	23,765,261
Fannie Mae, 3.25%, 5/25/2040	496,134	537,989
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	48,937,962	53,493,166
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	2,067,160	2,122,926
Fannie Mae, 4%, 7/25/2046 (i)	1,133,636	212,412
Fannie Mae, TBA, 1.5%, 1/16/2036 - 1/14/2051	19,075,000	19,376,653
Fannie Mae, TBA, 3%, 1/16/2036 - 2/12/2051	57,675,000	60,450,749
Fannie Mae, TBA, 2%, 1/25/2036 - 2/12/2051	98,500,000	102,363,286
Fannie Mae, TBA, 2.5%, 1/25/2036 - 2/25/2051	74,750,000	78,571,135
Fannie Mae, TBA, 3.5%, 1/25/2036 - 1/14/2051	25,950,000	27,434,885
Fannie Mae, TBA, 4%, 1/25/2051	3,300,000	3,524,033

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 6%, 5/01/2021 - 6/01/2037	$2,421,351	$2,856,564
Freddie Mac, 2.791%, 1/25/2022	3,221,000	3,286,120
Freddie Mac, 2.51%, 11/25/2022	4,700,000	4,853,204
Freddie Mac, 3.111%, 2/25/2023	5,200,000	5,470,417
Freddie Mac, 3.32%, 2/25/2023	2,023,000	2,139,368
Freddie Mac, 3.25%, 4/25/2023	6,006,000	6,355,037
Freddie Mac, 3.06%, 7/25/2023	1,116,000	1,185,305
Freddie Mac, 3.458%, 8/25/2023	2,578,000	2,766,937
Freddie Mac, 0.879%, 4/25/2024 (i)	9,809,721	225,264
Freddie Mac, 0.503%, 7/25/2024 (i)	40,823,000	718,779
Freddie Mac, 0.604%, 7/25/2024 (i)	13,793,038	227,090
Freddie Mac, 4.5%, 8/01/2024 - 5/01/2042	3,451,950	3,839,664
Freddie Mac, 0.315%, 8/25/2024 (i)	44,106,000	561,011
Freddie Mac, 0.412%, 8/25/2024 (i)	81,111,684	997,487
Freddie Mac, 3.064%, 8/25/2024	2,295,000	2,483,430
Freddie Mac, 0.362%, 10/25/2024 (i)	58,828,347	659,778
Freddie Mac, 3.171%, 10/25/2024	3,005,000	3,294,924
Freddie Mac, 0.276%, 11/25/2024 (i)	44,690,000	489,217
Freddie Mac, 2.67%, 12/25/2024	3,687,000	3,983,055
Freddie Mac, 3.329%, 5/25/2025	4,698,000	5,232,581
Freddie Mac, 3.01%, 7/25/2025	1,275,000	1,406,479
Freddie Mac, 3.151%, 11/25/2025	2,984,000	3,325,142
Freddie Mac, 3.5%, 12/01/2025 - 10/25/2058	36,875,223	39,796,412
Freddie Mac, 0.635%, 6/25/2027 (i)	39,273,000	1,638,352
Freddie Mac, 0.75%, 6/25/2027 (i)	12,714,579	547,121
Freddie Mac, 0.576%, 7/25/2027 (i)	34,077,546	1,180,548
Freddie Mac, 0.329%, 8/25/2027 (i)	27,934,000	645,345
Freddie Mac, 0.432%, 8/25/2027 (i)	18,064,765	479,518
Freddie Mac, 0.279%, 9/25/2027 (i)	30,183,000	598,671
Freddie Mac, 0.197%, 11/25/2027 (i)	47,333,000	695,904
Freddie Mac, 0.29%, 11/25/2027 (i)	33,927,862	623,621
Freddie Mac, 0.325%, 11/25/2027 (i)	30,259,930	652,144
Freddie Mac, 0.241%, 12/25/2027 (i)	29,308,000	532,591
Freddie Mac, 0.287%, 12/25/2027 (i)	32,765,000	693,383
Freddie Mac, 0.368%, 12/25/2027 (i)	52,062,232	1,237,191
Freddie Mac, 3.65%, 2/25/2028	2,634,000	3,105,829
Freddie Mac, 3.9%, 4/25/2028	4,975,000	5,945,255
Freddie Mac, 3.926%, 7/25/2028	160,692	193,015
Freddie Mac, 1.089%, 7/25/2029 (i)	857,781	71,204
Freddie Mac, 1.144%, 8/25/2029 (i)	13,433,952	1,167,468
Freddie Mac, 1.799%, 4/25/2030 (i)	2,500,000	378,867
Freddie Mac, 1.868%, 4/25/2030 (i)	7,819,828	1,204,371
Freddie Mac, 1.662%, 5/25/2030 (i)	4,048,749	563,701
Freddie Mac, 1.796%, 5/25/2030 (i)	8,995,049	1,341,093
Freddie Mac, 1.342%, 6/25/2030 (i)	3,687,431	424,875
Freddie Mac, 1.6%, 8/25/2030 (i)	3,331,192	458,212
Freddie Mac, 1.169%, 9/25/2030 (i)	2,196,896	227,817
Freddie Mac, 1.081%, 11/25/2030 (i)	4,320,889	420,254
Freddie Mac, 0.306%, 11/25/2032 (i)	25,806,838	737,828
Freddie Mac, 3%, 2/15/2033 (i)	1,816,833	140,809
Freddie Mac, 5%, 9/01/2033 - 7/01/2041	4,481,624	5,183,536
Freddie Mac, 5.5%, 12/01/2033 - 10/01/2035	2,267,350	2,630,446
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	1,197,503	1,355,547
Freddie Mac, 5.5%, 2/15/2036 (i)	257,216	48,880
Freddie Mac, 4%, 8/01/2037 - 8/01/2047	27,831,128	30,092,247
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	45,970,901	49,510,814
Freddie Mac, 2.5%, 8/01/2040	1,073,815	1,151,862
Freddie Mac, 4.5%, 12/15/2040 (i)	261,886	24,933
Freddie Mac, 4%, 8/15/2044 (i)	318,274	38,327

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	$2,122,530	$2,505,672
Ginnie Mae, 5.5%, 12/15/2032 - 4/20/2035	1,763,700	2,037,360
Ginnie Mae, 4.5%, 7/15/2033 - 7/20/2049	9,496,560	10,451,618
Ginnie Mae, 5%, 7/20/2033 - 10/15/2034	580,440	662,497
Ginnie Mae, 4%, 1/20/2041 - 2/20/2042	5,253,788	5,806,436
Ginnie Mae, 3.5%, 12/15/2041 - 3/20/2048	22,319,174	24,140,339
Ginnie Mae, 3%, 4/20/2045 - 9/20/2050	40,196,519	42,612,672
Ginnie Mae, 2.5%, 11/20/2050 - 12/20/2050	22,502,081	23,837,211
Ginnie Mae, 0.617%, 2/16/2059 (i)	14,352,062	687,701
Ginnie Mae, TBA, 2.5%, 1/21/2051 - 2/20/2051	23,000,000	24,327,484
Ginnie Mae, TBA, 3%, 1/21/2051	4,500,000	4,705,092
Ginnie Mae, TBA, 3.5%, 1/21/2051	22,194,718	23,521,371
Ginnie Mae, TBA, 4%, 1/21/2051	5,050,000	5,383,885
Ginnie Mae, TBA, 2%, 2/20/2051	20,825,000	21,739,321
		$962,819,601
Municipals – 0.3%
New Jersey Economic Development Authority State Pension Funding Rev., “A”, 7.425%, 2/15/2029	$8,500,000	$10,955,735
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	5,815,000	9,751,755
State of Florida, “A”, 2.154%, 7/01/2030	4,514,000	4,749,721
		$25,457,211
Natural Gas - Distribution – 0.1%
NiSource, Inc., 2.95%, 9/01/2029	$5,114,000	$5,622,977
NiSource, Inc., 5.65%, 2/01/2045	2,500,000	3,590,721
		$9,213,698
Natural Gas - Pipeline – 0.1%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$9,121,000	$10,059,599
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	822,000	933,628
		$10,993,227
Network & Telecom – 0.4%
AT&T, Inc., 3%, 6/30/2022	$6,074,000	$6,286,047
AT&T, Inc., 3.65%, 9/15/2059 (n)	5,709,000	5,725,688
Verizon Communications, Inc., 4.272%, 1/15/2036	6,744,000	8,355,047
Verizon Communications, Inc., 4.812%, 3/15/2039	8,074,000	10,520,203
		$30,886,985
Oils – 0.3%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$3,655,000	$4,188,817
Phillips 66 Co., 2.15%, 12/15/2030	12,136,000	12,312,966
Valero Energy Corp., 4.9%, 3/15/2045	7,872,000	9,161,129
		$25,662,912
Other Banks & Diversified Financials – 0.4%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	$4,730,000	$5,113,130
Branch Banking & Trust Co., 2.25%, 3/11/2030	8,444,000	8,854,243
Capital One Financial Corp., 3.75%, 3/09/2027	5,953,000	6,791,190
Citigroup, Inc., 2.666% to 1/29/2030, FLR (SOFR + 1.146%) to 1/29/2031	10,118,000	10,848,735
		$31,607,298
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$4,185,000	$4,905,657
Republic Services, Inc., 1.45%, 2/15/2031	3,555,000	3,477,128
		$8,382,785
Real Estate - Other – 0.0%
Prologis LP, REIT, 2.25%, 4/15/2030	$2,526,000	$2,705,295

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Retail – 0.2%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$624,000	$717,462
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	5,878,000	6,743,106
Realty Income Corp., REIT, 3.25%, 1/15/2031	2,050,000	2,322,616
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	5,435,000	5,860,821
		$15,644,005
Retailers – 0.4%
Best Buy Co., Inc., 4.45%, 10/01/2028	$7,122,000	$8,517,503
Costco Wholesale Corp., 1.75%, 4/20/2032	6,739,000	6,999,332
Home Depot, Inc., 5.95%, 4/01/2041	1,578,000	2,434,991
Home Depot, Inc., 3.9%, 6/15/2047	3,838,000	4,893,144
Target Corp., 2.25%, 4/15/2025	10,101,000	10,830,420
		$33,675,390
Specialty Stores – 0.0%
TJX Cos., Inc., 3.75%, 4/15/2027	$1,347,000	$1,557,146
TJX Cos., Inc., 3.875%, 4/15/2030	1,615,000	1,936,869
		$3,494,015
Telecommunications - Wireless – 0.6%
American Tower Corp., REIT, 3%, 6/15/2023	$3,098,000	$3,282,226
American Tower Corp., REIT, 3.6%, 1/15/2028	3,756,000	4,265,423
American Tower Corp., REIT, 3.1%, 6/15/2050	5,568,000	5,724,488
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	5,425,000	5,531,478
Crown Castle International Corp., 1.35%, 7/15/2025	2,485,000	2,536,110
Crown Castle International Corp., 3.65%, 9/01/2027	8,690,000	9,807,116
T-Mobile USA, Inc., 2.05%, 2/15/2028 (n)	5,621,000	5,846,739
T-Mobile USA, Inc., 4.5%, 4/15/2050 (n)	7,904,000	9,748,675
		$46,742,255
Telephone Services – 0.1%
Deutsche Telekom AG, 3.625%, 1/21/2050 (n)	$3,952,000	$4,534,273
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$5,736,000	$8,886,423
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.35%, 7/01/2023	$45,186	$46,633
Small Business Administration, 4.77%, 4/01/2024	176,299	184,067
Small Business Administration, 5.18%, 5/01/2024	225,835	238,241
Small Business Administration, 5.52%, 6/01/2024	123,235	130,549
Small Business Administration, 4.99%, 9/01/2024	302,523	316,812
Small Business Administration, 4.95%, 3/01/2025	271,944	285,247
		$1,201,549
U.S. Treasury Obligations – 7.5%
U.S. Treasury Bonds, 3.5%, 2/15/2039	$5,140,000	$6,970,724
U.S. Treasury Bonds, 2.875%, 5/15/2043	55,466,000	69,999,825
U.S. Treasury Bonds, 2.5%, 2/15/2045	5,313,000	6,324,130
U.S. Treasury Bonds, 3%, 11/15/2045	215,000	279,273
U.S. Treasury Bonds, 2.875%, 11/15/2046	14,148,000	18,040,911
U.S. Treasury Bonds, 3%, 2/15/2048	22,502,000	29,482,015
U.S. Treasury Bonds, 2.375%, 11/15/2049	92,110,000	107,980,985
U.S. Treasury Notes, 1.375%, 1/31/2022	187,100,000	189,614,156
U.S. Treasury Notes, 1.375%, 1/31/2025	167,000,000	174,488,906
		$603,180,925

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 1.1%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	$3,550,000	$3,865,306
Berkshire Hathaway Energy Co., 4.25%, 10/15/2050 (n)	922,000	1,192,221
Duke Energy Corp., 2.65%, 9/01/2026	1,590,000	1,732,037
Duke Energy Progress LLC, 3.45%, 3/15/2029	7,168,000	8,322,412
Enel Finance International N.V., 2.65%, 9/10/2024	2,983,000	3,176,987
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	5,951,000	7,426,558
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	2,194,000	2,916,714
Evergy, Inc., 2.9%, 9/15/2029	5,701,000	6,245,919
Exelon Corp., 4.05%, 4/15/2030	6,734,000	7,964,148
FirstEnergy Corp., 3.4%, 3/01/2050	3,815,000	3,647,684
Georgia Power Co., 3.7%, 1/30/2050	530,000	633,107
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	4,533,000	5,067,902
Northern States Power Co., 2.6%, 6/01/2051	6,741,000	7,126,173
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	4,555,000	6,004,011
Pacific Gas & Electric Co., 2.1%, 8/01/2027	1,714,000	1,739,284
Pacific Gas & Electric Co., 3.3%, 8/01/2040	3,291,000	3,276,810
PPL Capital Funding, Inc., 5%, 3/15/2044	1,773,000	2,285,699
PPL Corp., 3.4%, 6/01/2023	4,920,000	5,224,706
Xcel Energy, Inc., 3.4%, 6/01/2030	3,419,000	3,923,184
Xcel Energy, Inc., 3.5%, 12/01/2049	4,030,000	4,702,545
		$86,473,407
Utilities - Gas – 0.1%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$4,728,000	$4,897,270
Total Bonds		$3,148,189,359
Convertible Preferred Stocks – 1.1%
Automotive – 0.2%
Aptiv PLC, 5.5%	122,000	$18,824,600
Medical Equipment – 0.4%
Boston Scientific Corp., 5.5%	225,935	$24,755,698
Danaher Corp., 4.75%	3,976	6,034,137
		$30,789,835
Telecommunications - Wireless – 0.3%
T-Mobile USA, Inc., 5.25%	16,855	$20,245,720
Utilities - Electric Power – 0.2%
CenterPoint Energy, Inc., 7%	493,865	$20,149,692
Total Convertible Preferred Stocks		$90,009,847
Preferred Stocks – 0.3%
Computer Software - Systems – 0.3%
Samsung Electronics Co. Ltd.	391,722	$26,540,311
Investment Companies (h) – 5.4%
Money Market Funds – 5.4%
MFS Institutional Money Market Portfolio, 0.1% (v)	433,627,560	$433,627,560

Other Assets, Less Liabilities – (4.4)%		(359,500,794)
Net Assets – 100.0%		$8,086,479,139
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $433,627,560 and $8,012,352,373, respectively.

Portfolio of Investments (unaudited) – continued
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $414,235,735, representing 5.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,547,142,674	$20,245,720	$—	$4,567,388,394
Switzerland	87,755,575	—	—	87,755,575
Taiwan	53,861,071	—	—	53,861,071
United Kingdom	18,242,548	32,898,100	—	51,140,648
Netherlands	35,042,624	—	—	35,042,624
France	27,824,319	—	—	27,824,319
South Korea	26,540,311	—	—	26,540,311
Germany	14,610,072	—	—	14,610,072
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	604,382,474	—	604,382,474
Non - U.S. Sovereign Debt	—	10,552,177	—	10,552,177
Municipal Bonds	—	25,457,211	—	25,457,211
U.S. Corporate Bonds	—	1,001,587,763	—	1,001,587,763
Residential Mortgage-Backed Securities	—	963,641,099	—	963,641,099
Commercial Mortgage-Backed Securities	—	188,754,902	—	188,754,902
Asset-Backed Securities (including CDOs)	—	155,226,292	—	155,226,292
Foreign Bonds	—	198,587,441	—	198,587,441
Mutual Funds	433,627,560	—	—	433,627,560
Total	$5,244,646,754	$3,201,333,179	$—	$8,445,979,933
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$335,623,836	$292,101,785	$194,098,061	$(19,410)	$19,410	$433,627,560
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$11,546	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.